Invesco ETFs 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

July 7, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust (the “Trust”)
1933 Act Registration No. 333-102228
1940 Act Registration No. 811-21265

Ladies and Gentlemen:

On behalf of the Trust, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectuses dated August 28, 2019, as supplemented on June 26, 2020 and filed pursuant to Rule 497(e) under the Securities Act with respect to Invesco BuyBack AchieversTM ETF, Invesco Dividend AchieversTM ETF, Invesco DWA Momentum ETF, Invesco Dynamic Large Cap Growth ETF, Invesco Dynamic Large Cap Value ETF, Invesco Dynamic Market ETF, Invesco FTSE RAFI US 1000 ETF, Invesco FTSE RAFI US 1500 Small-Mid ETF, Invesco High Yield Equity Dividend AchieversTM ETF, Invesco International Dividend AchieversTM ETF, Invesco S&P 500 BuyWrite ETF, Invesco S&P 500 GARP ETF, Invesco S&P 500® Quality ETF, Invesco S&P 500 Value with Momentum ETF, Invesco S&P MidCap Momentum ETF, Invesco S&P MidCap Quality ETF, Invesco S&P MidCap Value with Momentum ETF, Invesco S&P SmallCap Momentum ETF and Invesco S&P SmallCap Value with Momentum ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903        invesco.com/ETFs        @InvescoETFs